Revenue - Disaggregation of Revenue Based on Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 2,089,999	$ 1,978,214	$ 1,965,311
Consumables and related revenues
Disaggregation of Revenue [Line Items]
Revenue	1,876,424	1,760,239	1,726,213
Instruments
Disaggregation of Revenue [Line Items]
Revenue	213,575	217,975	239,098
Sample technologies
Disaggregation of Revenue [Line Items]
Revenue	661,265	642,031	662,991
Diagnostic solutions
Disaggregation of Revenue [Line Items]
Revenue	803,080	748,888	697,630
PCR/Nucleic acid amplification
Disaggregation of Revenue [Line Items]
Revenue	308,992	300,468	300,204
Genomics/NGS
Disaggregation of Revenue [Line Items]
Revenue	241,775	233,608	238,910
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 74,887	$ 53,219	$ 65,576